Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders’ Deficit - USD ($)	Class B Kludein I Acquisition Corp. Common Stock	Redeemable convertible preferred stock	Kludein I Acquisition Corp. Additional paid in capital	Kludein I Acquisition Corp. Accumulated deficit	Kludein I Acquisition Corp.	Common Stock		Additional paid in capital		Accumulated deficit	Accumulated other comprehensive loss	Total
Balance at Dec. 31, 2020	$ 431	$ 124,614,493	$ 24,569	$ (1,893)	$ 23,107	$ 4		$ 4,262,236		$ (101,850,846)	$ (314,621)	$ (97,903,227)
Balance (in Shares) at Dec. 31, 2020	4,312,500	241,157.671				43,190
Cash paid in excess of fair value for Private Placement Warrants			1,456,000		1,456,000
Fair value of Founders Shares attributable to Anchor Investor			4,411,238		4,411,238
Re-measurement of Class A common stock to redemption amount			(5,891,807)	(14,098,415)	(19,990,222)
Issuance of Series U redeemable convertible preferred stock (note 18)		$ 69,339,742
Issuance of Series U redeemable convertible preferred stock (note 18) (in Shares)		66,140.48
Accretion to preferred stock redemption value		$ 13,463,002			(4,252,433)					(13,463,002)		(13,463,002)
Issuance of common stock on exercise of stock options						$ 3		50,136				50,139
Issuance of common stock on exercise of stock options (in Shares)						28,773.894
Stock options exercised and pending allotment								10,423				10,423
Stock based compensation								77,020				77,020
Net income (loss)				(406,026)	(406,026)					(21,055,599)		(21,055,599)
Other comprehensive loss											(484,641)	(484,641)
Balance at Dec. 31, 2021	$ 431	$ 207,417,237		(14,506,334)	(14,505,903)	$ 7		4,399,815		(136,369,447)	(799,262)	(132,768,887)
Balance (in Shares) at Dec. 31, 2021	4,312,500	307,298.151				71,963.894
Proceeds in excess of Fair Value of Convertible Note on issuance			462,043		462,043
Re-measurement of Class A common stock to redemption amount			(462,043)	(2,734,004)	(3,196,047)
Issuance of common stock on exercise of warrants							[1]	22,800				22,800
Issuance of common stock on exercise of warrants (in Shares)						2,280
Allotment of common stock on stock options exercised previously						$ 1			[1]			1
Allotment of common stock on stock options exercised previously (in Shares)						2,814
Stock options exercised and pending allotment								3,035				3,035
Stock based compensation								66,475,029				66,475,029
Net income (loss)				5,032,569	5,032,569					(104,221,432)		(104,221,432)
Other comprehensive loss											(571,816)	(571,816)
Distribution of stockholders as part of reorganization (note 1)										(196,462)		(196,462)
Balance at Dec. 31, 2022	$ 431	$ 207,417,237		$ (12,207,769)	$ (12,207,338)	$ 8		$ 70,900,679		$ (240,787,341)	$ (1,371,078)	$ (171,257,732)
Balance (in Shares) at Dec. 31, 2022	4,312,500	307,298.151				77,057.894

[1]	Denotes less than $1